PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.4% of Net Assets
	Aerospace & Defense – 1.0%
349,841	Hexcel Corp.	$20,588,143

	Air Freight & Logistics – 0.7%
196,386	HUB Group, Inc., Class A(a)	15,610,723

	Auto Components – 2.9%
269,279	Dorman Products, Inc.(a)	21,776,593
354,048	Gentherm, Inc.(a)	23,115,794
279,840	Patrick Industries, Inc.	16,958,304

		61,850,691

	Banks – 3.2%
421,664	Ameris Bancorp	19,877,241
868,286	Bancorp, Inc. (The)(a)	24,641,957
311,614	Lakeland Financial Corp.	22,738,473

		67,257,671

	Beverages – 0.9%
1,242,243	Primo Water Corp.	19,304,456

	Biotechnology – 6.4%
793,621	Halozyme Therapeutics, Inc.(a)	45,157,035
573,626	Inhibrx, Inc.(a)	14,134,145
703,368	Insmed, Inc.(a)	14,053,293
398,436	PTC Therapeutics, Inc.(a)	15,208,302
563,433	Vericel Corp.(a)	14,840,825
603,114	Xencor, Inc.(a)	15,705,088
388,255	Xenon Pharmaceuticals, Inc.(a)	15,308,895

		134,407,583

	Building Products – 0.4%
105,630	Advanced Drainage Systems, Inc.	8,658,491

	Capital Markets – 3.4%
485,271	Focus Financial Partners, Inc., Class A(a)	18,086,050
356,371	Hamilton Lane, Inc., Class A	22,764,979
408,214	PJT Partners, Inc., Class A	30,081,290

		70,932,319

	Commercial Services & Supplies – 2.9%
524,025	Casella Waste Systems, Inc., Class A(a)	41,560,423
689,703	Driven Brands Holdings, Inc.(a)	18,835,789

		60,396,212

	Communications Equipment – 1.5%
467,369	Calix, Inc.(a)	31,982,061

	Construction & Engineering – 2.6%
234,131	Arcosa, Inc.	12,722,679

Shares	Description	Value (†)
Common Stocks – continued
	Construction & Engineering – continued
939,791	WillScot Mobile Mini Holdings Corp.(a)	$42,450,359

		55,173,038

	Electronic Equipment, Instruments & Components – 2.9%
247,708	Advanced Energy Industries, Inc.	21,248,392
241,029	Itron, Inc.(a)	12,208,119
199,671	Novanta, Inc.(a)	27,129,299

		60,585,810

	Energy Equipment & Services – 4.1%
651,452	Cactus, Inc., Class A	32,741,978
558,139	Noble Corp. PLC(a)	21,047,422
628,183	Weatherford International PLC(a)	31,987,078

		85,776,478

	Food Products – 2.8%
626,188	Hostess Brands, Inc.(a)	14,051,659
788,144	Simply Good Foods Co. (The)(a)	29,973,116
1,058,093	Sovos Brands, Inc.(a)	15,204,796

		59,229,571

	Health Care Equipment & Supplies – 10.5%
509,072	AtriCure, Inc.(a)	22,592,615
564,572	Axonics, Inc.(a)	35,302,687
227,472	CONMED Corp.	20,163,118
347,086	Cutera, Inc.(a)	15,348,143
163,023	Inspire Medical Systems, Inc.(a)	41,062,233
203,514	LivaNova PLC(a)	11,303,168
469,790	Merit Medical Systems, Inc.(a)	33,176,570
452,030	NuVasive, Inc.(a)	18,641,717
333,218	PROCEPT BioRobotics Corp.(a)	13,841,876
190,823	STAAR Surgical Co.(a)	9,262,548

		220,694,675

	Health Care Providers & Services – 5.7%
349,314	Acadia Healthcare Co., Inc.(a)	28,755,528
1,076,572	Alignment Healthcare, Inc.(a)	12,660,487
296,755	Ensign Group, Inc. (The)	28,075,990
140,316	ModivCare, Inc.(a)	12,590,555
1,238,453	Option Care Health, Inc.(a)	37,265,051

		119,347,611

	Health Care Technology – 1.0%
765,405	Evolent Health, Inc., Class A(a)	21,492,572

	Hotels, Restaurants & Leisure – 2.6%
1,163,923	Life Time Group Holdings, Inc.(a)	13,920,519
204,092	Papa John’s International, Inc.	16,798,813
255,236	Texas Roadhouse, Inc.	23,213,714

		53,933,046

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 0.7%
180,608	Installed Building Products, Inc.	$15,460,045

	Insurance – 2.0%
843,710	BRP Group, Inc., Class A(a)	21,210,869
82,240	Kinsale Capital Group, Inc.	21,507,405

		42,718,274

	Interactive Media & Services – 0.8%
318,497	Shutterstock, Inc.	16,791,162

	IT Services – 3.3%
711,714	EVERTEC, Inc.	23,045,299
868,007	Grid Dynamics Holdings, Inc.(a)	9,739,039
454,416	WNS Holdings Ltd., ADR(a)	36,348,736

		69,133,074

	Leisure Products – 2.0%
326,778	Malibu Boats, Inc., Class A(a)	17,417,267
1,205,521	Topgolf Callaway Brands Corp.(a)	23,809,040

		41,226,307

	Life Sciences Tools & Services – 1.0%
95,600	Medpace Holdings, Inc.(a)	20,306,396

	Machinery – 3.9%
337,215	Albany International Corp., Class A	33,246,027
332,782	Helios Technologies, Inc.	18,116,652
148,474	RBC Bearings, Inc.(a)	31,083,032

		82,445,711

	Oil, Gas & Consumable Fuels – 1.6%
159,064	Denbury, Inc.(a)	13,841,749
829,032	Magnolia Oil & Gas Corp., Class A	19,440,801

		33,282,550

	Personal Products – 2.6%
642,312	BellRing Brands, Inc.(a)	16,468,880
400,958	elf Beauty, Inc.(a)	22,172,977
173,483	Inter Parfums, Inc.	16,744,579

		55,386,436

	Pharmaceuticals – 2.0%
441,355	Pacira BioSciences, Inc.(a)	17,040,716
671,882	Supernus Pharmaceuticals, Inc.(a)	23,966,031

		41,006,747

	Professional Services – 4.3%
136,016	FTI Consulting, Inc.(a)	21,599,341
250,037	Huron Consulting Group, Inc.(a)	18,152,686
132,159	ICF International, Inc.	13,090,349
714,859	KBR, Inc.	37,744,555

		90,586,931

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 0.7%
775,160	Marten Transport Ltd.	$15,332,665

	Semiconductors & Semiconductor Equipment – 5.6%
509,919	MACOM Technology Solutions Holdings, Inc.(a)	32,114,699
538,798	MaxLinear, Inc.(a)	18,292,192
1,117,944	Rambus, Inc.(a)	40,044,754
203,457	Silicon Laboratories, Inc.(a)	27,603,011

		118,054,656

	Software – 4.2%
731,072	Box, Inc., Class A(a)	22,758,272
361,636	Envestnet, Inc.(a)	22,312,941
282,711	Model N, Inc.(a)	11,466,758
527,817	Tenable Holdings, Inc.(a)	20,136,219
518,845	Varonis Systems, Inc.(a)	12,421,149

		89,095,339

	Specialty Retail – 0.7%
246,993	Boot Barn Holdings, Inc.(a)	15,442,002

	Technology Hardware, Storage & Peripherals – 1.5%
1,136,407	Pure Storage, Inc., Class A(a)	30,410,251

	Textiles, Apparel & Luxury Goods – 1.7%
217,781	Columbia Sportswear Co.	19,073,260
187,198	Oxford Industries, Inc.	17,443,110

		36,516,370

	Trading Companies & Distributors – 3.3%
206,147	Applied Industrial Technologies, Inc.	25,980,706
240,424	McGrath RentCorp	23,739,466
159,230	SiteOne Landscape Supply, Inc.(a)	18,680,864

		68,401,036

	Total Common Stocks (Identified Cost $1,841,524,675)	2,048,817,103

Principal Amount
Short-Term Investments – 2.2%
$46,146,906	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $46,156,136 on 1/03/2023 collateralized by $53,799,000 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $47,069,929 including accrued interest(b) (Identified Cost $46,146,906)	46,146,906

	Total Investments – 99.6% (Identified Cost $1,887,671,581)	2,094,964,009
	Other assets less liabilities – 0.4%	7,921,261

	Net Assets – 100.0%	$2,102,885,270

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,048,817,103	$—	$—	$2,048,817,103
Short-Term Investments	—	46,146,906	—	46,146,906

Total	$2,048,817,103	$46,146,906	$—	$2,094,964,009

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2022 (Unaudited)

Health Care Equipment & Supplies	10.5%
Biotechnology	6.4
Health Care Providers & Services	5.7
Semiconductors & Semiconductor Equipment	5.6
Professional Services	4.3
Software	4.2
Energy Equipment & Services	4.1
Machinery	3.9
Capital Markets	3.4
IT Services	3.3
Trading Companies & Distributors	3.3
Banks	3.2
Auto Components	2.9
Electronic Equipment, Instruments & Components	2.9
Commercial Services & Supplies	2.9
Food Products	2.8
Personal Products	2.6
Construction & Engineering	2.6
Hotels, Restaurants & Leisure	2.6
Insurance	2.0
Leisure Products	2.0
Pharmaceuticals	2.0
Other Investments, less than 2% each	14.2
Short-Term Investments	2.2

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%